Net sales	12 Months Ended
Dec. 31, 2023
Net Sales
Net sales

25.   Net sales

	12.31.23	12.31.22	12.31.21
Gross sales
Brazil	32,922,332	33,325,565	30,700,510
International	25,203,968	25,253,452	22,959,318
Other segments	3,494,983	3,305,974	2,319,991
	61,621,283	61,884,991	55,979,819

Sales deductions
Brazil	(6,063,414)	(6,327,777)	(5,891,621)
International	(1,352,204)	(1,150,317)	(1,444,614)
Other segments	(590,225)	(601,869)	(300,279)
	(8,005,843)	(8,079,963)	(7,636,514)

Net sales
Brazil	26,858,918	26,997,788	24,808,889
International	23,851,764	24,103,135	21,514,704
Other segments	2,904,758	2,704,105	2,019,712
	53,615,440	53,805,028	48,343,305